Revision on previously issued financial statements (Tables)	12 Months Ended
Dec. 31, 2024
Revision on previously issued financial statements
Summary of revision on previously issued financial statements

The impact on the consolidated balance sheets was as follows:

	As of December 31, 2022
	As Previously Reported	Revision Adjustments	As Revised	Note
	RMB	RMB	RMB
Accounts receivable, net	16,482	—	16,482	3>
Prepayments and other current assets	228,672	(2,209)	226,463	2>, 3>
Total current assets	3,300,784	(2,209)	3,298,575
Deferred tax assets	30,986	3,873	34,859	All
Other non-current assets	35,898	(634)	35,264	3>
Total non-current assets	986,857	3,239	990,096
Total assets	4,287,641	1,030	4,288,671
Accounts and notes payable	810,197	7,048	817,245	2>
Tax payable	147,367	19,215	166,582	1>
Total current liabilities	1,422,878	26,263	1,449,141
Total liabilities	1,646,336	26,263	1,672,599
Accumulated deficit	(9,319,229)	(25,233)	(9,344,462)	All
Total shareholders’ equity	2,641,305	(25,233)	2,616,072
Total liabilities and shareholders’ equity	4,287,641	1,030	4,288,671

	As of December 31, 2023
	As Previously Reported	Revision Adjustments	As Revised	Note
	RMB	RMB	RMB
Accounts receivable, net	269,736	(993)	268,743	3>
Prepayments and other current assets	345,744	(6,493)	339,251	2>, 3>
Total current assets	4,025,789	(7,486)	4,018,303
Deferred tax assets	18,804	3,361	22,165	All
Other non-current assets	21,621	(1,152)	20,469	3>
Total non-current assets	399,584	2,209	401,793
Total assets	4,425,373	(5,277)	4,420,096
Accounts and notes payable	764,741	2,928	767,669	2>
Tax payable	214,738	16,025	230,763	1>
Total current liabilities	1,467,490	18,953	1,486,443
Total liabilities	1,671,716	18,953	1,690,669
Accumulated deficit	(9,232,128)	(24,230)	(9,256,358)	All
Total shareholders’ equity	2,753,657	(24,230)	2,729,427
Total liabilities and shareholders’ equity	4,425,373	(5,277)	4,420,096

The impact on the consolidated statements of comprehensive (loss)/income was as follows:

	Year ended December 31, 2022
	As Previously Reported	Revision Adjustments	As Revised	Note
	RMB	RMB	RMB
Cost of revenues	(556,923)	(16,312)	(573,235)	1>
Sales and marketing expenses	(2,712,330)	(2,802)	(2,715,132)	2>, 3>
General and administrative expenses	(112,403)	(1,368)	(113,771)	3>
Other operating income	12,876	(2,904)	9,972	1>
Loss from operations	(621,245)	(23,386)	(644,631)
Loss before income tax expense	(596,764)	(23,386)	(620,150)
Income tax expense	(114,476)	3,873	(110,603)	All
Net loss	(711,240)	(19,513)	(730,753)
Net loss attributable to ordinary shareholders of Smart Share Global Limited	(711,240)	(19,513)	(730,753)
Total comprehensive loss	(598,868)	(19,513)	(618,381)
Comprehensive loss attributable to ordinary shareholders of Smart Share Global Limited	(598,868)	(19,513)	(618,381)
Net loss per share attributable to ordinary shareholders of Smart Share Global Limited
- basic and diluted	(1.37)	(0.04)	(1.41)

	Year ended December 31, 2023
	As Previously Reported	Revision Adjustments	As Revised	Note
	RMB	RMB	RMB
Cost of revenues	(1,209,464)	3,273	(1,206,191)	1>
Sales and marketing expenses	(1,507,432)	832	(1,506,600)	2>, 3>
General and administrative expenses	(125,528)	(2,508)	(128,036)	3>
Other operating loss	(25,827)	(81)	(25,908)	1>
(Loss)/income from operations	(1,065)	1,516	451
Income before income tax expense	108,762	1,516	110,278
Income tax expense	(21,021)	(513)	(21,534)	All
Net income	87,741	1,003	88,744
Net income attributable to ordinary shareholders of Smart Share Global Limited	87,741	1,003	88,744
Total comprehensive income	106,637	1,003	107,640
Comprehensive income attributable to ordinary shareholders of Smart Share Global Limited	106,637	1,003	107,640
Net income per share attributable to ordinary shareholders of Smart Share Global Limited
- basic and diluted	0.17	0.00	0.17

The impact on the consolidated statements of changes in shareholders’ equity was as follows:

	As Previously Reported		Revision Adjustments		As Revised		Note
		Total		Total		Total
	Accumulated	shareholders’	Accumulated	shareholders’	Accumulated	shareholders’
	deficit	equity	deficit	equity	deficit	equity
	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2021	(8,607,989)	3,232,024	(5,720)	(5,720)	(8,613,709)	3,226,304	All
Net loss	(711,240)	(711,240)	(19,513)	(19,513)	(730,753)	(730,753)	All
Balance as of December 31, 2022	(9,319,229)	2,641,305	(25,233)	(25,233)	(9,344,462)	2,616,072	All

	As Previously Reported		Revision Adjustments		As Revised		Note
		Total		Total		Total
	Accumulated	shareholders’	Accumulated	shareholders’	Accumulated	shareholders’
	deficit	equity	deficit	equity	deficit	equity
	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2022	(9,319,229)	2,641,305	(25,233)	(25,233)	(9,344,462)	2,616,072	All
Net income	87,741	87,741	1,003	1,003	88,744	88,744	All
Balance as of December 31, 2023	(9,232,128)	2,753,657	(24,230)	(24,230)	(9,256,358)	2,729,427	All

The impact on the consolidated statements of cash flows was as follows:

	Year ended December 31, 2022
	As Previously Reported	Revision Adjustments	As Revised	Note
	RMB	RMB	RMB
Cash flows from operating activities:
Net loss	(711,240)	(19,513)	(730,753)	All
Adjustments for:
Allowance for credit losses	3,435	1,368	4,803	3>
Deferred income taxes	(65,431)	(3,873)	(69,304)	All
Amortization and impairment of prepayments to location partners	353,745	2,420	356,165	3>
Changes in assets and liabilities:
Prepayments and other current assets	19,724	9,918	29,642	2>, 3>
Accounts and notes payable	149,258	(9,535)	139,723	2>
Tax payable	192,574	19,215	211,789	1>
Net cash generated from operating activities	708,142	—	708,142

	Year ended December 31, 2023
	As Previously Reported	Revision Adjustments	As Revised	Note
	RMB	RMB	RMB
Cash flows from operating activities:
Net income	87,741	1,003	88,744	All
Adjustments for:
Allowance for credit losses	6,680	2,508	9,188	3>
Deferred income taxes	12,182	513	12,695	All
Amortization and impairment of prepayments to location partners	109,968	2,497	112,465	3>
Changes in assets and liabilities:
Prepayments and other current assets	(212,531)	790	(211,741)	2>, 3>
Accounts and notes payable	(23,257)	(4,119)	(27,376)	2>
Tax payable	82,403	(3,192)	79,211	1>
Net cash generated from operating activities	416,499	—	416,499